Stock-based compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUs (in number of shares)
Beginning balance	669,760	1,264,703	1,679,206
Share-based payment award, granted in period (in shares)	892,367	622,781	723,908
Vested (in shares)	(588,531)	(1,021,791)	(1,001,635)
Forfeited (in shares)	(198,345)	(195,933)	(136,776)
Ending balance	775,251	669,760	1,264,703
Weighted average grant-date fair value
Beginning balance (in dollars per share)	$ 10.74	$ 9.60	$ 9.33
Granted (in dollars per share)	6.17	11.36	12.56
Vested (in dollars per share)	7.88	7.30	12.12
Cancelled (in dollars per share)	9.21	11.22	10.49
Ending balance (in dollars per share)	$ 7.38	$ 10.74	$ 9.60